Consolidated Statement of Financial Position - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Property, plant and equipment	₺ 11,116,316	₺ 9,665,408
Right-of-use assets	1,649,602
Intangible assets	10,050,172	8,340,410
Telecommunication licenses	5,774,763	5,720,398
Computer software	3,057,143	2,346,236
Other intangible assets	1,218,266	273,776
Investment properties	15,425	980
Trade receivables	115,001	155,634
Receivables from financial services	884,686	1,297,597
Contract assets	3,513
Deferred tax assets	152,732	96,060
Investments in equity accounted investees	19,413
Held to maturity investments		654
Other non-current assets	421,306	356,620
Total non-current assets	24,428,166	19,913,363
Inventories	180,434	104,102
Trade receivables	2,505,990	2,848,572
Due from related parties	13,533	5,299
Receivables from financial services	3,286,243	2,950,523
Contract assets	711,928
Derivative financial instruments	1,356,062	981,396
Held to maturity investments		11,338
Financial asset at fair value through profit or loss	9,409
Financial asset at fair value through other comprehensive income	42,454
Cash and cash equivalents	7,419,239	4,712,333
Other current assets	1,091,512	1,160,605
Subtotal	16,616,804	12,774,168
Assets classified as held for sale	1,720,305	1,294,938
Total current assets	18,337,109	14,069,106
Total assets	42,765,275	33,982,469
Equity
Share capital	2,200,000	2,200,000
Share premium	269	269
Treasury shares	(141,534)	(56,313)
Additional paid-in capital	35,026	35,026
Reserves	2,503,537	1,542,679
Remeasurements of employee termination benefit	(34,871)	(44,776)
Retained earnings	11,359,317	11,312,276
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	15,921,744	14,989,161
Non-controlling interests	131,810	55,927
Total equity	16,053,554	15,045,088
Liabilities
Borrowings	13,119,636	8,257,995
Employee benefit obligations	224,747	197,666
Provisions	268,722	197,418
Deferred tax liabilities	862,360	651,122
Contract liabilities	131,598
Other non-current liabilities	364,610	409,337
Total non-current liabilities	14,971,673	9,713,538
Borrowings	7,035,909	4,278,154
Current tax liabilities	133,597	103,105
Trade and other payables	3,788,174	3,696,466
Due to related parties	45,331	6,980
Deferred revenue	8,948	193,831
Provisions	307,068	835,199
Contract liabilities	255,756
Derivative financial instruments	165,265	110,108
Total current liabilities	11,740,048	9,223,843
Total liabilities	26,711,721	18,937,381
Total equity and liabilities	₺ 42,765,275	₺ 33,982,469